BUSINESS COMBINATION - Additional Information (Details)		12 Months Ended
	Jul. 22, 2022 USD ($) D tranche $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
BUSINESS COMBINATION
Purchase price per share | $ / shares	$ 0.0001
Total number of authorized shares	2,006,140,000
Par value per share | $ / shares	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000.0	1,000,000.0
Goodwill | $		$ 1,499,578,000	$ 1,503,245,000	$ 1,430,837,000
Sponsor side letter
BUSINESS COMBINATION
Number of CCNB Class B common stock agreed to convert to Restricted Sponsor Shares	5,140,000
Stock conversion, VWAP trigger, Number of trading days | D	20
Stock conversion, VWAP trigger, Number of consecutive trading days | D	30
PIPE Subscription Agreements
BUSINESS COMBINATION
Number of shares issued		36,000,000
Forward Purchase Agreement
BUSINESS COMBINATION
Number of shares issued	3,750,000	20,000,000
Aggregate gross proceeds | $	$ 200,000,000.0
Backstop Facility Agreement
BUSINESS COMBINATION
Number of shares issued		30,000,000
Class A common stock
BUSINESS COMBINATION
Common stock, shares authorized	2,000,000,000	2,000,000,000.0	2,000,000,000.0
Common stock, shares, issued		394,800,000	196,100,000
Class A common stock | PIPE Subscription Agreements
BUSINESS COMBINATION
Number of shares issued	36,000,000
Purchase price per share | $ / shares	$ 10.00
Aggregate gross proceeds | $	$ 360,000,000.0
Class A common stock | Forward Purchase Agreement
BUSINESS COMBINATION
Number of shares issued	20,000,000
Class A common stock | Backstop Facility Agreement
BUSINESS COMBINATION
Number of shares issued	30,000,000
Purchase price per share | $ / shares	$ 10.00
Aggregate gross proceeds | $	$ 300,000,000.0
Class B common stock
BUSINESS COMBINATION
Common stock, shares authorized	5,140,000	5,100,000	5,100,000
Common stock, shares, issued		0	0
Series B-1 Common Stock | Sponsor side letter
BUSINESS COMBINATION
Number of Restricted Sponsor shares into which Sponsor Shares are to be converted into	2,570,000
Stock conversion, VWAP trigger | $ / shares	$ 12.50
Series B-2 Common Stock | Sponsor side letter
BUSINESS COMBINATION
Number of Restricted Sponsor shares into which Sponsor Shares are to be converted into	2,570,000
Stock conversion, VWAP trigger | $ / shares	$ 15.00
Common Stock holders | Series B-1 Common Stock | Sponsor side letter
BUSINESS COMBINATION
Stock conversion, VWAP trigger | $ / shares	12.50
Common Stock holders | Series B-2 Common Stock | Sponsor side letter
BUSINESS COMBINATION
Stock conversion, VWAP trigger | $ / shares	$ 15.00
Legacy Getty Images
BUSINESS COMBINATION
Consideration in shares		324,147,226
Earn-Out milestones, Number of consecutive trading days for VWAP trigger | D	30
Legacy Getty Images | Business Combination Agreement
BUSINESS COMBINATION
Earn-Out period	10 years
Number of business days after the occurrence of an applicable triggering event for issuance of Earn-Out Shares to former equity holders of Legacy Getty Images | D	10
Maximum number of Earn-Out shares issuable to former equity holders of Legacy Getty Images	59,000,000
Number of tranches for issuance of Earn-Out Shares to former equity holders of Legacy Getty Images | tranche	3
Earn-Out milestones, number of trading days for VWAP trigger | D	20
Legacy Getty Images | Business Combination Agreement | Earn-Out Tranche I
BUSINESS COMBINATION
Threshold VWAP trigger for Earn-Out milestones | $ / shares	$ 12.50
Legacy Getty Images | Business Combination Agreement | Earn-Out Tranche II
BUSINESS COMBINATION
Threshold VWAP trigger for Earn-Out milestones | $ / shares	15.00
Legacy Getty Images | Business Combination Agreement | Earn-Out Tranche III
BUSINESS COMBINATION
Threshold VWAP trigger for Earn-Out milestones | $ / shares	$ 17.50
Legacy Getty Images | Common Stock holders
BUSINESS COMBINATION
Number of shares held by shareholder	153,322,880
Consideration in shares		196,938,915
Legacy Getty Images | Common Stock holders | Class A common stock
BUSINESS COMBINATION
Consideration in shares	196,938,915
Legacy Getty Images | Common Stock holders | Class A common stock | Business Combination Agreement | Earn-Out Tranche I
BUSINESS COMBINATION
Threshold VWAP trigger for Earn-Out milestones | $ / shares	$ 12.50
Legacy Getty Images | Common Stock holders | Class A common stock | Business Combination Agreement | Earn-Out Tranche II
BUSINESS COMBINATION
Threshold VWAP trigger for Earn-Out milestones | $ / shares	15.00
Legacy Getty Images | Common Stock holders | Class A common stock | Business Combination Agreement | Earn-Out Tranche III
BUSINESS COMBINATION
Threshold VWAP trigger for Earn-Out milestones | $ / shares	$ 17.50
Legacy Getty Images | Redeemable Preferred Stock holders
BUSINESS COMBINATION
Consideration in shares		15,000,000
Cash | $	$ 615,000,000.0
Legacy Getty Images | Redeemable Preferred Stock holders | Class A common stock
BUSINESS COMBINATION
Consideration in shares	15,000,000
Consideration in shares, fair value | $	$ 140,200,000
CC Neuberger Principal Holdings II ("CCNB")
BUSINESS COMBINATION
Cash | $		$ 614,996,000
Common stock, shares, issued		5,140,000
Goodwill | $	0
Other intangible assets | $	$ 0